Oct. 31, 2025
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.10%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2025, the smallest market capitalization in this group was $37.6 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund invests in securities the Adviser believes have potential for above average returns and active currency strategies. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, other investment companies, including exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options, swaps, and other derivative instruments, to seek to increase or seek to hedge, or protect, its exposure to, for example, currency value fluctuations or movements in the securities markets. In addition, the Fund may engage in short sales. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing market countries. Fixed income securities held by the Fund may be of any maturity.

The Fund may employ a quantitative strategy. Under a quantitative strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $250 million. The Fund may, to a lesser extent, also employ quantitative strategies focused on one or more industries.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net). The MSCI ACWI Investable Market Index (Net) serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The MSCI ACWI Large Cap Index (Net) is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. The Net performance figures of each index reflect no deductions for fees, expenses or income taxes, except foreign withholding taxes. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended 6/30/2020) and the lowest return for a quarter was (20.77)% (quarter ended 3/31/2020).
Average Annual Total Returns (for the periods ended 12/31/2025)
Average Annual Total Returns (for the periods ended 12/31/2025)	1 Year	5 Years	10 Years
Fund Return Before Taxes	17.51%	9.21%	9.87%
Fund Return After Taxes on Distributions	14.37%	7.95%	8.77%
Fund Return After Taxes on Distributions and Sale of Shares	12.56%	7.16%	7.89%
MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)*	22.06%	10.75%	11.45%
MSCI ACWI Large Cap Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)	22.96%	11.92%	12.22%
*	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.